S000055437 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	110 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Class A Shares
Prospectus [Line Items]
Average Annual Return, Percent	25.36%	0.94%	6.03%
Performance Inception Date			Nov. 01, 2016
Class A Shares | MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.19%	7.46%
Performance Inception Date			Nov. 01, 2016
Class C Shares
Prospectus [Line Items]
Average Annual Return, Percent	30.33%	1.31%	5.96%
Performance Inception Date			Nov. 01, 2016
Class C Shares | MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.19%	7.46%
Performance Inception Date			Nov. 01, 2016
Institutional Class Shares
Prospectus [Line Items]
Average Annual Return, Percent	32.66%	2.32%	6.92%
Performance Inception Date			Nov. 01, 2016
Institutional Class Shares | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	30.36%	(0.22%)	4.61%
Performance Inception Date			Nov. 01, 2016
Institutional Class Shares | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	19.81%	0.90%	4.62%
Performance Inception Date			Nov. 01, 2016
Institutional Class Shares | MSCI Emerging Markets Net Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	33.57%	4.19%	7.46%
Performance Inception Date			Nov. 01, 2016